Average Annual Total Returns{- Fidelity Freedom Blend 2050 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-03 - Fidelity Freedom Blend 2050 Fund	Fidelity Freedom Blend 2050 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2050 Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2050 Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2050 Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2050 Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2050 Fund- Class K6 After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0391 Past 1 year	F0391 Since Inception
Total	18.01%	12.56%	[1]	16.49%	11.05%	[1]	11.42%	9.39%	[1]	18.40%	13.87%	[1]	16.54%	11.82%	[1]

[1]	(a)From August 31, 2018